Equity (Narrative - Preferred Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 14, 2015	Apr. 23, 2015	Apr. 10, 2015
Class of Stock [Line Items]
Stock Repurchased During Period, Value			$ 325		$ 5,925
Stock Repurchase and Redemption Premium			$ 2,364
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage			8.50%	8.50%
Preferred stock dividend rate at August 15, 2016			6.243%
Preferred Stock, Shares Authorized	40,870,560		40,870,560	40,870,560
Stock Repurchase Program, Number of Shares Authorized to be Repurchased							13,000,000
Stock Repurchase Program, Repurchase Price per Share							$ 26.65
Stock Repurchased During Period, Shares			13,000,000
Preferred Stock Repurchase, Aggregate Liquidation Preference			$ 325
Payments for Repurchase of Preferred Stock and Preference Stock			347
Stock Repurchased During Period, Value			325
Stock Repurchase and Redemption Premium			$ 22
Preferred Stock, Shares Issued and Outstanding	27,870,560		27,870,560	40,870,560
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Date	1,288,301	1,288,300
Preferred Stock, Dividend Rate, Percentage			0.00%	7.00%
Preferred Stock, Shares Authorized	0		0	2,576,601
Stock Repurchase and Redemption Premium	$ 1,171	$ 1,171
Preferred Stock, Shares Issued and Outstanding	0		0	2,576,601
Preferred Stock, Redemption Price Per Share						$ 1,000		$ 1,000
Dividends Payable, Amount Per Share						$ 5.64		$ 10.50
Preferred Stock Redemption, Aggregate Liquidation Preference	$ 1,288	1,288
Preferred Stock, Redemption Amount	1,295	1,302	$ 1,295					$ 1,300
Preferred stock dividends paid for Series G redemption	7	14
Stock Redeemed or Called During Period, Value	$ 117	$ 117